Income Taxes - Net Cash Refunds Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received	$ 64	$ (548)	$ (1,030)
Cash received for tax refunds, net	(1,357)	(1,397)	(914)
United Kingdom
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	(2,019)	(1,218)	(428)
GERMANY
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	217	369	544
POLAND
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	$ 381	$ 0	$ 0